Subsequent events	12 Months Ended
Dec. 31, 2018
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events
28.	Subsequent events

(a)	On January 11, 2019, the Company sold all remaining 11,062 shares of Canopy for net proceeds of $471, resulting in a gain of $66 recognized as other comprehensive income.

(b)

On January 23, 2019, the Company announced that it had entered into a credit agreement with Canadian Imperial Bank of Commerce, as administrative agent and lender, and the Bank of Montreal, as lender, in respect of a $65 million secured non-revolving term loan credit facility (the "Credit Facility"). The Company used the funds available under the Credit Facility to fully repay the construction loan payable, consisting of $21,311 in loan principal and $275 in accrued interest and fees. On March 8, 2019 the Credit Facility was fully repaid. Refer to Note 15.

(c)	On January 28, 2019, the U.S. Securities Class Action Claims relating to Cronos Group and its CEO were voluntarily discontinued. Refer to Note 21(d).

(d)

On January 30, 2019, the unlawful termination claim by Mark Gobuty was settled and claims discontinued, with total settlement proceeds of $644 payable to Mr. Gobuty. This amount was released from trust on January 31, 2019. Refer to Note 21(c)(iii).

(e)

On March 4, 2019, the Company announced that it had sold all 2,563 shares of Whistler, representing approximately 19.0% of Whistler’s issued and outstanding common shares, to Aurora Cannabis Inc. ("Aurora"), in connection with Aurora's acquisition of Whistler (the "Whistler Transaction"). As a result of the closing of the Whistler Transaction, the Company received 2,524,341 Aurora common shares with an aggregate value of approximately $24,700 based on an issue price of $9.77 per Aurora common share, which represents the five-day volume weighted average price (“VWAP”) of Aurora common shares immediately prior to the closing of the Whistler transaction. In addition, the Company expects to receive further Aurora common shares valued at an aggregate of approximately $7,600 upon the satisfaction of certain specified milestones. The exact number of Aurora common shares to be issued to the Company following the satisfaction of each such milestone will be determined in reference to the five-day VWAP of Aurora common shares immediately prior to the achievement of the applicable milestone. The closing of the Whistler Transaction resulted in a gain of approximately $20,605 recognized in net income, with the Aurora common shares received being measured at FVTPL.  Subsequently, the Company sold all 2,524,341 Aurora common shares received to date, for net proceeds of $25,560, resulting in a gain of $860 recognized in net income.

(f)

On March 8, 2019, the Company announced that the previously announced investment in the Company (the "Altria Investment") by Altria Group, Inc. ("Altria"), pursuant to a subscription agreement dated December 7, 2018 (the "Subscription Agreement"), had closed for proceeds of approximately $2,434,800. At closing, the Company issued to certain wholly-owned subsidiaries of Altria, 149,831,154 common shares of the Company and one warrant of the Company (the "Altria Warrant"), which may be exercised in full or in part at any time on or prior to March 8, 2023, from time to time, and entitles the holder thereof, upon valid exercise in full, to acquire an aggregate of 73,990,693 common shares of the Company (subject to adjustment in accordance with the terms and conditions of the warrant certificate representing and evidencing the Altria Warrant (the "Altria Warrant Certificate") at an initial exercise price of $19.00 per common share. As of the closing date of the Altria Investment, Altria beneficially held an approximately 45% ownership interest in the Company (calculated on a non-diluted basis) and, if exercised in full on such date, the exercise of the Altria Warrant would result in Altria holding a total ownership interest in the Company of approximately 55% (calculated on a non-diluted basis). If fully exercised, the Altria Warrant would provide the Company with approximately $1,405,800 of additional proceeds.

(g)

Subsequent to December 31, 2018, a total of 47,005 share appreciation rights were exercised, in lieu of the associated options, in exchange for 37,065 common shares. Also, subsequent to December 31, 2018, a total of 375 stock options were exercised for $1 in cash and 2,479 stock options were cancelled. These share appreciation right and stock option exercises had a weighted average exercise price of $2.18 per common share.

(h)	Subsequent to December 31, 2018, a total of 4,390,961 warrants were exercised in exchange for $1,180 in cash. These warrants had a weighted average exercise price of $0.27 per common share.